Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	urban-gro, Inc.
Entity Central Index Key	0001706524
Document Type	S-1
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2019
Entity Small Business	true
Entity Emerging Growth	true
Entity Ex-transition period	false
Entity Incorporation State Code	CO